ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE

The Accounts receivable and allowance balances at December 31, 2023 and 2022 are as follows:

	2023	2022
Accounts receivable	$557,863	$458,896
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$557,863	$458,896